Related parties	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related parties

21 Related parties

In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. Transactions with related parties are disclosed in Note 51 ‘related parties’ in the 2018 Form 20F ING Group Consolidated financial statements.